Debt - Interest Incurred and Capitalized (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Interest expensed (includes interest presented as discontinued operations in Note 18)	$ 149,516	$ 148,889	$ 595,551	$ 574,822	$ 170,083
Interest capitalized	1,046	429	5,554	0	0
Total interest incurred	$ 150,562	$ 149,318	$ 601,105	$ 574,822	$ 170,083